Share-Based Payment (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of options
Outstanding at beginning of year	7,355,833
Outstanding at end of year	6,200,000	7,355,833
Share Options [Member]
Number of options
Outstanding at beginning of year	7,355,833	6,750,000	4,870,000
Granted		1,000,000	2,950,000
Exercised
Expired	(1,155,833)	(40,000)	(1,070,000)
Forfeited		(354,167)
Outstanding at end of year	6,200,000	7,355,833	6,750,000
Exercisable at end of year	5,529,166	5,514,166	3,833,333
Weighted average exercise price (USD)
Outstanding at beginning of year	$ 0.16	$ 0.17	$ 0.15
Granted		0.03	0.16
Exercised
Expired	0.16	0.21	0.08
Forfeited		0.14
Outstanding at end of year	0.15	0.16	0.17
Exercisable at end of year	$ 0.16	$ 0.19	$ 0.18